Equity Incentive Plan	9 Months Ended
Sep. 30, 2025
Equity Incentive Plan [Abstract]
Equity Incentive Plan

Note 11 - Equity Incentive Plan

In January 2021, the Company adopted the 2021 Equity Inventive Plan (the “Incentive Plan”), which provides for grants of awards in the form of incentive stock options, non-qualified stock options, and restricted stock awards to selected employees, directors, and independent contractors of the Company and its affiliates, as defined in the Incentive Plan. The aggregate number of shares of the Company’s Common Stock that may be issued under the Incentive Plan shall not exceed 4,672,506. The purpose of the Incentive Plan is to encourage and enable selected participants to acquire or to increase their holdings of the Company’s Common Stock and other equity-based interests in the Company in order to promote a closer identification of their interests with those of the Company and its stockholders. The Incentive Plan is administered by the Company’s Board of Directors, which determines the people to whom awards will be granted, the type of awards to be granted, the number of awards to be granted and the specific terms of each grant, including the vesting thereof, subject to the provisions of the Incentive Plan.

Stock Options

Stock option activity for the nine months ended September 30, 2025 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)
Options outstanding as of December 31, 2024	2,032,521	$0.1151	6.22
Options granted	-	-	-
Options exercised	-	-	-
Options cancelled	(170,715)	0.1759	n/a
Options outstanding as of September 30, 2025	1,861,806	0.1095	5.91
Total vested as of September 30, 2025	1,797,840	$0.1008	6.08

For the three and nine months ended September 30, 2025, the Company recognized share-based compensation expense relating to stock options totaling $9,120 and $28,862, respectively. For the three and nine months ended September 30, 2024, the Company recognized share-based compensation relating to stock options totaling $8,778 and $80,372, respectively. Share-based compensation expense relating to stock options is included in “General and administrative” in the accompanying condensed consolidated statements of operations.

As of September 30, 2025, there was a total of approximately $14,493 of unrecognized share-based compensation cost relating to outstanding stock options, which is expected to be recognized over a weighted-average period of 0.55 years.

Restricted Stock Awards

For the three and nine months ended September 30, 2025 and 2024, the Company did not grant any restricted stock awards.

As of September 30, 2025 and December 31, 2024, there were no unvested restricted stock awards.

For the three and nine months ended September 30, 2025, the Company did not recognize any share-based compensation relating to restricted stock awards. For the three and nine months ended September 30, 2024, the Company recognized share-based compensation relating to restricted stock awards totaling $5,755 and $106,629, respectively. Share-based compensation relating to restricted stock awards is included in “General and administrative” in the accompanying consolidated statements of operations.

As of September 30, 2025, there were no unrecognized share-based compensation costs relating to restricted stock awards.